Filed with the Securities and Exchange Commission on September 29, 2000

                                      1933 Act Registration File No.   333-34102
                                                     1940 Act File No. 811-09887

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

         Pre-Effective Amendment No.                                         |_|
                                     ----------

         Post-Effective Amendment No.      2                                 |X|
                                     -----------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

         Amendment No.    2                                                  |X|
                       ---------


                            KIT COLE INVESTMENT TRUST
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

                                851 Irwin Street
                              San Rafael, CA 94901
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (415) 457-9000

                                   Jeff Tappan
                                851 Irwin Street
                              San Rafael, CA 94901
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                            Elaine E. Richards, Esq.
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             345 California Street.
                             San Francisco, CA 94104

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
------

         on ____________ pursuant to paragraph (b)
------

         60 days after filing pursuant to paragraph (a)(1)
------

         on ____________ pursuant to paragraph (a)(1)
------

         75 days after filing pursuant to paragraph (a)(2)
------

         on ____________ pursuant to paragraph (a)(2) of Rule 485.
------

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of securities being registered:  Kit Cole Strategic Growth Fund



--------------------------------------------------------------------------------
THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
--------------------------------------------------------------------------------


                                                 KIT COLE STRATEGIC GROWTH FUND
                                          a series of Kit Cole Investment Trust







                                                                      PROSPECTUS
                                                                __________, 2000








                                                                     MANAGED BY:
                                          KIT COLE INVESTMENT ADVISORY SERVICES


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                                TABLE OF CONTENTS

Overview of the Fund.....................................3
Performance Summary......................................5
Fees and Expenses........................................5
Management...............................................6
Distribution of Shares...................................7
Pricing of Shares........................................8
How to Purchase Shares...................................8
How to Sell Shares.......................................10
Retirement Plans.........................................11
Distributions and Taxes..................................11
Shareholder Reports and Confirmations....................11
Financial Highlights.....................................11



OVERVIEW OF THE FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective for the Kit Cole Strategic Growth Fund (the "Fund") is the long-term growth of your investment capital.

PRINCIPAL INVESTMENT STRATEGY
To achieve the Fund's objective, Kit Cole Investment Advisory Services (the "Advisor") invests the Fund's assets primarily in the common stock of large, well managed and well financed domestic or multi-national companies. The Advisor looks for companies that have a minimum market capitalization of $10 billion and accelerating projected revenues and earnings for the next one to five-year periods. The Advisor believes that the stock prices of companies that grow their revenue and profitability will increase over time. The Advisor's goal is to minimize financial risk to the Fund by focusing on companies whose operations will continue to be solvent and profitable even if there is a recession or stock market decline.


In choosing companies, the Advisor develops a model of future growth trends for both U.S. and foreign economies. Some key components the Advisor takes into consideration for its model are demographics, interest rates/level of inflation, stock market valuations, investor psychology, corporate earnings and corporate management. The Advisor then identifies and selects the companies it feels best fit into its model and are expected to benefit from these overall trends.


When deciding whether to purchase or sell securities of a company, the Advisor looks for companies with rising share prices and strong fundamentals.

The Advisor intends to be rigorous about selling shares of those companies that have experienced adverse changes in their fundamentals or whose shares under-perform the rest of the portfolio. The Advisor believes that while the additional turnover increases transaction costs, the process of eliminating the weakest stocks will enhance the overall performance of the Fund. Portfolio turnover may expose shareholders to a higher current realization of capital gains, which could cause you to pay higher taxes. However, the Advisor will attempt to offset any gains with losses in under-performing securities in efforts to minimize any adverse tax consequences to shareholders.


Temporary Investments: In attempting to respond to adverse market, economic, political, or other conditions, the Advisor may adopt temporary defensive positions that are inconsistent with the Fund's principal investment strategies. During such times, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U. S. Government, its agencies or instrumentalities. To the extent the Fund invests in these temporary investments, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
Investing in the Fund involves certain risks that could cause you to lose money. The following risks could affect the value of your investment:

STOCK MARKET RISKS: Like all mutual funds that invest in stocks, the Fund is subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value.

STOCK SELECTION RISKS: The stocks selected by the Advisor may decline in value or not increase in value when the stock market in general is rising. Furthermore, stocks may fail to meet the Fund's objective or they may not achieve the earnings anticipated by the Advisor.

FOREIGN SECURITIES RISKS: The Fund can invest in foreign securities, which involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards, and less stringent regulation of stock markets.

NON-DIVERSIFICATION RISKS: The Fund is a non-diversified Fund. As such, the Fund has added risk because it may invest a greater percentage of assets in a more limited number of issuers compared to other mutual funds.

WHO MAY WANT TO INVEST
This Fund may be appropriate for investors who:
|X|   are looking for capital gain potential,
|X| want a Fund that can be a core portfolio holding and a complement to other types of investments, and
|X| are willing to accept higher short-term risk for longer-term growth of capital.

This Fund may not be appropriate for investors who:
|X| are looking for a Fund that produces interest or dividend income, or |X| have a short-term investment horizon.



PERFORMANCE SUMMARY
-------------------------------------------------------------------------------


There is no operating performance information available for the Fund at this time because the Fund has no operating history. For additional information refer to "Historical Investment Results of the Advisor's Private Accounts."



FEES AND EXPENSES
-------------------------------------------------------------------------------

As an investor, you may pay certain fees and expenses if you buy and hold shares of the Fund. These fees are described in the tables below and further explained in the example that follows.

-------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------
Maximum Sales Charge (Load)   None
Imposed on Purchases (as a
percentage of offering
price)

Maximum    Deferred    Sales  None
Charge (Load)
(as  percentage  of offering
price)

Maximum Sales Charge (Load)   None
Imposed on Reinvested
Dividends

Redemption Fee               1.00%(1)

Exchange Fee                  None
-------------------------------------


(1) The Fund charges a fee of 1.00% on redemptions of shares held for less than 6 months. This fee is paid to the Fund and is waived for Fund shareholders who are private clients of the Advisor. See "How to Sell Shares."


--------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses  that are  deducted
from Fund assets)
--------------------------------------

Management Fees                     1.25%
Distribution and Service            0.25%
   (12b-1) Fees
Other Expenses                      1.52%
                                    -----
Total Annual Operating Expenses     3.02%
                                    =====

   Less Expense Reimbursement(2)   -1.02%


Net Annual Operating Expenses       2.00%
                                    =====
--------------------------------------

(2)The Advisor has contractually agreed to absorb expenses of the Fund and/or waive fees due to the Advisor in order to ensure that total Fund operating expenses on an annual basis do not exceed 2.00%. This contract expires July 18, 2001, but may be annually renewed by the Board of Trustees. The Advisor may recapture some or all of the amounts it waives or absorbs on behalf of the Fund over a period of three to five years if it is able to do so without causing Fund operating expenses to exceed the applicable cap.



EXAMPLE This example is intended to help compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes that:
(1) you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods,
(2)   your  investment  has  a  5%  return  each  year,
(3)   all  dividends and distributions  have been reinvested,  and
(4)   the Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------
1       3
YEAR*   YEARS
--------------

 $203   $838

--------------

*Redemptions within 6 months of purchase are subject to a redemption fee of 1.00%.


MANAGEMENT
-------------------------------------------------------------------------------

INVESTMENT ADVISOR

Kit Cole Investment Advisory Services, Inc. ("Advisor"), 851 Irwin Street, San Rafael, California, 94901, is the investment advisor for the Fund. The Advisor has been retained under an Investment Advisory Agreement with Kit Cole
Investment Trust to act as the Fund's investment advisor subject to the authority of the Board of Trustees. (The Statement of Additional Information contains more information regarding the Board of Trustees). Under the Investment Advisory Agreement, the Advisor receives a monthly fee computed at an annual rate of 1.25% of average daily net assets. The Advisor has signed an Expense Limitation and Reimbursement Agreement, which contractually requires the Advisor to either waive fees due to it or subsidize various operating expenses of the Fund so that the total annual Fund operating expenses do not exceed 2.00% of average daily net assets. The Agreement expires July 18, 2001, but may be renewed annually by vote of a majority of the Board of Trustees. The Agreement permits the Advisor to recapture any waivers or subsidies it makes only if the amounts can be recaptured within 5 years and without causing the Fund's total annual operating expenses to exceed the applicable cap. The Board of Trustees must also approve any recapture.


The Advisor furnishes the Fund with investment advice and, in general, supervises the management of the Fund. The Advisor provides all necessary administrative services, office space, equipment, clerical personnel for servicing the investments of the Fund, investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the securities transactions of the Fund. In addition, the Advisor pays the salaries and fees of all officers and trustees of Kit Cole Investment Trust who are affiliated persons of the Advisor. The Advisor has over $180 million of assets under management, which include privately managed accounts.

PORTFOLIO MANAGER
Kit M. Cole is the portfolio manager of the Fund and is the primary person responsible for the day-to-day management. Prior to becoming the Fund's portfolio manager, Ms. Cole managed private investment portfolios since
1978. Ms. Cole has over 30 years of investment experience. Ms. Cole holds a Master's degree from the University of California, Berkeley in Finance and a Bachelor's degree from Long Beach State University.

FUND ADMINISTRATION, FUND ACCOUNTING, TRANSFER AGENT, CUSTODY, AUDIT AND LEGAL SERVICES
Firstar Mutual Fund Services, LLC serves as the Fund's administrator, transfer agent and fund accountant. As such, Firstar Mutual Fund Services, LLC provides all necessary recordkeeping services and share transfer services for the Fund. Firstar Bank, N.A. serves as the Fund's custodian. Arthur Andersen LLP serves as the independent public accountant for purposes of auditing the Fund. Paul, Hastings, Janofsky & Walker LLP serves as the Fund's legal counsel.


HISTORICAL  INVESTMENT RESULTS OF THE ADVISOR'S PRIVATE ACCOUNTS
The table below shows certain performance data provided by the Advisor relating to investment results of a composite of the Advisor's private client accounts (the "Accounts"). (Private accounts with less than $60,000 in assets are not included in the performance calculations.) The Accounts constitute portfolios managed by the Advisor during the five-year period ended December 31, 1999 using the same investment objective and substantially similar investment strategies and techniques as those specified for the Fund. The Accounts meet certain basic criteria as to minimum account value, discretionary status, taxable status and period of management of more than one month. The Accounts are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, or the Internal Revenue Code of 1986. The performance of the Accounts may have been adversely affected had they been subject to the same expenses, restrictions and limitations as the Fund. The Advisor believes that any adverse effect would not have been significant. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return one might achieve by investing in the Fund. One should not rely on the following data as an indication of future performance of the Advisor or of the Fund. If the higher expense structure of the Fund were used on the Accounts, the performance of the Accounts would have been lower than shown.


------------------------------------------------------------------------
RETURNS AS OF 12/31/99     TOTAL ACCOUNT      RUSSELL 1000    S&P 500
                          (net of fees)(1)   GROWTH INDEX(2)  INDEX(3)
------------------------------------------------------------------------
FOURTH QUARTER 1999           27.7%               25.0%        14.9%
1-YEAR                        32.7%               32.3%        21.0%
3-YEAR                        37.4%               32.8%        27.6%
SINCE INCEPTION               29.0%               30.9%        28.6%
(12/31/1995)*
------------------------------------------------------------------------
*This date indicates the first date the Accounts were managed using the "growth" investment style intended to be used with the Fund. Prior to that date, the Accounts were managed by a different portfolio manager, with a very different investment style.

Please read the following important notes concerning the Accounts:

(1) The results for the Accounts reflect either income and capital appreciation or depreciation (total return). Dividends and other items of income are accounted for on a cash basis. Returns are time weighted and represent the dollar-weighted average of the Accounts. Return figures are net of applicable fees and expenses (other than separate custodial fees).

(2) The Russell 1000 Growth Index measures the growth-oriented half of the largest 1000 companies by market capitalization included in the New York Stock Exchange, American Stock Exchange, and the NASDAQ.

(3) The S&P 500 Index consists of 500 stocks chosen by Standard and Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding) with each stock's weight in the S&P 500 Index proportionate to its market value.


Special Note Concerning Advisor Investment Returns: You should note that the Fund computes and disclose its average annual compounded rate of return using the standard formula set forth in rules promulgated by the Securities and Exchange Commission ("SEC"), which differs in certain respects from the methods used to compute the returns for the Accounts noted above. The SEC total return calculation method calls for the computation and disclosure of an average annual compounded rate of return for one, three, five and ten year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $10,000 to an ending redeemable value. The returns shown for the Accounts are reduced to reflect the deduction of advisory fees in accordance with the SEC calculation formula, which requires that returns shown for a Fund be net of advisory fees as well as all other applicable Fund operating expenses. Performance was calculated on a trade date basis.



DISTRIBUTION OF SHARES
-------------------------------------------------------------------------------

DISTRIBUTOR

Quasar Distributors, LLC ("Distributor") serves as distributor and principal underwriter for the shares of Kit Cole Investment Trust pursuant to an Underwriting Agreement.

RULE 12B-1 SERVICES PLAN

The Fund has adopted a Rule 12b-1 Services Plan to provide certain shareholder servicing activities for the shareholders of the Fund. The maximum level of Rule 12b-1 expenses is 0.25% per year of the Fund's average daily net asset value. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



PRICING OF SHARES
-------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value (NAV). The NAV for all shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on every business day. The NAV for the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of shares outstanding of the Fund. The NYSE is closed on weekends and most national holidays.

The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the Advisor under supervision of the Fund's Board of Trustees.

If your purchase order is in "good order" (see "How to Purchase Shares") and delivered to the Fund's transfer agent before the close of the regular trading session of the NYSE on any business day, your order will receive the share price next determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.



HOW TO PURCHASE SHARES
-------------------------------------------------------------------------------
To open an account, you must       MINIMUM      TO OPEN     TO ADD TO
invest at least the minimum      INVESTMENTS  YOUR ACCOUNT    YOUR
amount.                                                      ACCOUNT
                                Regular          $1,000       $100
                                accounts

                                IRA               $100        $50
                                accounts,
                                pension
                                plans,
                                401Ks,
                                UTMAs, etc.

GOOD ORDER PURCHASE REQUESTS
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:
     |X| the name of the Fund
     |X| the dollar  amount  of  shares  to be  purchased
     |X|  account  application  form or investment stub
     |X| check payable to the "Kit Cole Strategic Growth Fund"

METHODS OF BUYING

THROUGH A     You can purchase shares of the Fund through any broker-dealer
BROKER/       organization that agrees to offer the Fund.  The broker-dealer
DEALER        organization is responsible for sending your purchase order to the
ORGANIZATION  Fund's transfer agent. Please keep in mind that your broker-dealer may charge additional fees for its services its services.

BY MAIL You can purchase shares of the Fund directly from the Fund's transfer agent, Firstar Mutual Fund Services, LLC. To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that's included with your Fund account statement or confirmation.
              You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to "Kit Cole Strategic Growth Fund." No third party checks will be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account.

              REGULAR MAIL                 OVERNIGHT DELIVERY
              ------------                ------------------
              Kit Cole Strategic           Kit Cole Strategic
              Growth Fund                  Growth Fund
              c/o Firstar Mutual Fund      c/o Firstar Mutual Fund
              Services, LLC                Services, LLC
              P.O. Box 701                 615 E. Michigan Street,
              Milwaukee, Wisconsin         Third Floor
              53201-0701                   Milwaukee, Wisconsin
                                         53202

              NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

BY            To make additional investments by telephone, you must
TELEPHONE     check the appropriate box on your account application
              form   authorizing   telephone   purchases.   If you  have given
              authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll free at 1-866-KIT-COLE and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated
              Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

BY WIRE To open an account or to make additional investments by wire, call 1-866-KIT-COLE to notify the Fund of the incoming wire using the wiring instructions below:

                  Firstar Bank, N.A.
                  Milwaukee, WI  53202
                  ABA #:  042000013
                  Credit:  Firstar Mutual Fund Services, LLC
                  Account #:  112-952-137
                  Further Credit:       Kit Cole Investment Trust, Kit
                                        Cole Strategic Growth Fund
                                        (your name or the title on the account)
                                        (your account #)


THROUGH AN    Once your account has been opened,  you may purchase shares
AUTOMATIC     of the Fund through an Automatic  Investment Plan ("AIP"). You can
INVESTMENT    have money  automatically transferred from your checking or
PLAN          savings account on a weekly, bi-weekly,  monthly,  bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.



HOW TO SELL SHARES
-------------------------------------------------------------------------------

METHODS OF SELLING

THROUGH A   If you  purchased your  shares  through  a  broker-dealer  or  other
BROKER/ financial organization, your redemption order OR should be placed DEALER OR through the same organization. Your broker or financial consultant
FINANCIAL   is  responsible  for sending your  redemption  order to the Fund's
CONSULTANT  transfer agent on a timely basis.  Please keep in mind that your broker or financial consultant may charge additional fees for its services.

BY MAIL If you purchased your shares directly from the Fund's transfer agent, you should send your written redemption request to the address below. Your request should contain the Fund's name, your account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all account holders sign the letter. Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

            REGULAR MAIL                 OVERNIGHT DELIVERY
            ------------                 ------------------
            Kit Cole Strategic Growth     Kit Cole Strategic Growth
            Fund                          Fund
            c/o Firstar Mutual Fund       c/o Firstar Mutual Fund
            Services, LLC                 Services, LLC
            P.O. Box 701                  615 E. Michigan Street,
            Milwaukee, Wisconsin          Third Floor
            53201-0701                    Milwaukee, Wisconsin  53202

            The Fund's transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

BY          If you are authorized to perform telephone transactions
TELEPHONE   (either through your account application form or by
            subsequent  arrangement  in  writing  with the Fund) you may  redeem
            shares  in  any  amount,   but  not  less  than  $100,   by  calling
            1-866-KIT-COLE.   A   signature   guarantee   is   required  of  all
            shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

BY WIRE To redeem shares by wire, call the Fund at 1-866-KIT-COLE and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The transfer agent charges a $12 outgoing wire fee.


THROUGH A   If you own shares with a value of $10,000 or more,  you  may
SYSTEMATIC participate in the systematic withdrawal plan. The systematic WITHDRAWAL withdrawal plan allows you to make automatic withdrawals from your
PLAN        Fund account at regular intervals.  The  minimum  withdrawal  amount is $250.  Money will be transferred from your Fund account to the account you choose on your account  application  form.  If you expect to  purchase  additional shares of the Fund, it may not be to your  advantage to  participate in the systematic  withdrawal  plan
            because of the possible  adverse tax   consequences   of   making
            contemporaneous   purchases   and redemptions.

WHEN REDEMPTION PROCEEDS ARE SENT TO YOU
Your shares will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

REDEMPTION REQUESTS IN GOOD ORDER
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

|X|   the name of the Fund

|X|   the dollar amount or the number of shares to be redeemed

|X| signatures of all registered shareholders exactly as the shares are registered

|X|   the account number

REDEMPTION FEE

If you redeem shares of the Fund after holding them for less than 6 months, the Fund will charge a fee of 1.00% of the value of the shares redeemed. This fee is paid to the Fund to cover the costs of maintaining accounts that are abnormally active. This fee is waived for Fund shareholders who are private clients of the Advisor.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $1,000 ($100 for IRA accounts) requesting that you bring the account back up to $1,000 ($100 for IRA accounts) or close it out. If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.

RETIREMENT PLANS
-------------------------------------------------------------------------------


You may purchase shares of the Fund for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement account, call 1-866-KIT-COLE.


DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

The Fund will distribute substantially all of the net investment income and net capital gains that it has realized in the sale of securities. These income and gains distributions will generally be paid once each year, on or before December
31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. If the Fund distributes realized gains soon after you purchase shares, a portion of your investment may be returned as a taxable distribution.

When you sell your shares of the Fund, you may have a capital gain or loss. The individual tax rate on any gain from the sale of your shares depends on your marginal tax rate and on how long you have held your shares.

Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS
-------------------------------------------------------------------------------

As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The Fund has not commenced operations to date therefore no financial highlights are available for the Fund.



                               INVESTMENT ADVISOR
                      Kit Cole Investment Advisory Services
                             San Rafael, California


                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin


                              INDEPENDENT AUDITORS
                               Arthur Andersen LLP
                              Milwaukee, Wisconsin


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                            San Francisco, California


                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT
                        Firstar Mutual Fund Services, LLC
                              Milwaukee, Wisconsin


                                    CUSTODIAN
                               Firstar Bank, N.A.
                                Cincinnati, Ohio




WHERE TO FIND MORE INFORMATION:

You can find more information about the Kit Cole Strategic Growth Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION DATED __________, 2000

The Statement of Additional Information for the Fund provides more details about
the  Fund's  policies  and  management.   The  Fund's  Statement  of  Additional
Information is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

After the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.


You can obtain a free copy of these documents or request other information about the Fund by calling the Fund at 1-866-KIT-COLE or by writing to:



KIT COLE STRATEGIC GROWTH FUND
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI  53201-0701


You may write to the Securities and Exchange Commission ("SEC") Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

PUBLIC REFERENCE SECTION
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549-0102
PUBLICINFO@SEC.GOV
1-202-942-8090

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.
                                                    1940 Act File No. 811-09887



-------------------------------------------------------------------------------
THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
-------------------------------------------------------------------------------





                         KIT COLE STRATEGIC GROWTH FUND
                      A SERIES OF KIT COLE INVESTMENT TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                __________, 2000





















This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus of the Kit Cole Strategic Growth Fund dated _________, 2000, and should be read together with that Prospectus. To receive a copy of the Prospectus, write to Kit Cole Investment Trust or call the nationwide toll free number 1-866-KIT-COLE.




KIT COLE INVESTMENT TRUST
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WISCONSIN  53201-0701



                                TABLE OF CONTENTS

General Information about Kit Cole Investment Trust..........2
Description of the Kit Cole Strategic Growth Fund............2
Investment Restrictions......................................3
Investments and Risks........................................4
Management of the Fund.......................................8
Control Person and Principal Holders of Securities...........9
Investment Advisor...........................................9
Code of Ethics..............................................11
Fund Administration.........................................11
Custodian...................................................11
Legal Counsel...............................................11
Distributor.................................................11
Distribution Plan...........................................11
Portfolio Transactions and Brokerage Allocations............12
Purchase of Shares..........................................14
Redemption of Shares........................................14
Pricing of Shares...........................................14
Tax Status..................................................16
Calculations of Performance Data............................16
Independent Accountants.....................................18
Financial Statements........................................18



                         KIT COLE STRATEGIC GROWTH FUND

GENERAL INFORMATION ABOUT KIT COLE INVESTMENT TRUST
-------------------------------------------------------------------------------

      The Kit Cole Strategic Growth Fund is the first of several anticipated mutual funds that are part of the Fund group called Kit Cole Investment Trust (the "Trust"). The Trust is an open-end investment management company and was organized as a Delaware business trust on March 28, 2000. The Trust currently offers one series of shares to investors, the Kit Cole Strategic Growth Fund (the "Fund"). The Fund is a non-diversified series and has its own investment objective and policies. The Trust may start other series and offer shares of new funds under the Trust at any time. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is 851 Irwin Street, San Rafael, California, 94901.

      Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights, and are voted in the aggregate and not by class except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular class. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

      Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees deem equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

DESCRIPTION OF THE KIT COLE STRATEGIC GROWTH FUND
-------------------------------------------------------------------------------

      The Fund is a non-diversified Fund and seeks to achieve the long-term growth of your investment capital. The investment objective is fundamental and therefore cannot be changed without the approval of shareholders.

INVESTMENT RESTRICTIONS
-------------------------------------------------------------------------------

      In addition to the investment objectives and policies set forth in the Prospectus, the Fund is subject to certain investment policies and restrictions, as set forth below. The Fund's investment objective and fundamental policies and restrictions may not be changed without the vote of a majority of the Fund's outstanding shares. "Majority," as used in the Prospectus and in this Statement of Additional Information, means the lesser of (a) 67% of the Fund's outstanding shares voting at a meeting of shareholders at which more than 50% of the outstanding shares are represented in person or by proxy or (b) a majority of the Fund's outstanding shares. Unless specifically identified as fundamental, each investment policy discussed in the Prospectus or this Statement of Additional Information is not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval.

      For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the Fund.

      As fundamental policies, unless otherwise specified below, the Fund will not:

1. Invest in the securities of companies in any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 25% of the Fund's total assets would be invested in such industry. Various types of technology and utilities companies are considered to be in separate industries.

2.      Issue any senior securities except as permitted by the 1940 Act.

3. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where if sold, the Fund might be deemed an underwriter for purposes of the Securities Act of 1933.

4.      Borrow money except:

          (a) from banks to purchase or carry  securities or other  investments,
          (b) from banks for  temporary  or  emergency  purposes,  or
          (c) by entering  into reverse repurchase agreements,

        if, immediately after any such borrowing, the value of the Fund's assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund's liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

5. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase no more than the aggregate of 5% of stock and bond index options, financial futures contracts and options on such contracts.

6. Purchase or sell real estate or real estate mortgage loans, except that the Fund may invest no more than 5% of its assets in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

7. Make loans, except that the Fund may (a) purchase and hold debt obligations in accordance with its investment objective and policies,
        (b) enter into repurchase agreements, (c) lend portfolio securities on a collateralized basis, and (d) engage in similar cash management and income enhancement transactions.


      The Fund has also adopted the following restrictions for the Fund that are not fundamental policies and may be changed by the Board of Trustees without shareholder approval. The Fund shall not:

1.      Invest in companies for the purpose of exercising control or management.

2. Purchase the securities of other investment companies except as permitted by the 1940 Act.

3. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

4. Invest more than 15% of its net assets in illiquid securities, such as restricted securities, repurchase agreements with a maturity of more than seven days, or securities with no readily available market quotation.


INVESTMENTS AND RISKS
-------------------------------------------------------------------------------

      Although not part of the Fund's principal strategy, the Fund may invest in small or medium-size companies that meet the Advisor's criteria and display the potential for long-term capital growth. The Fund may also invest in securities convertible into common stock. If the Advisor sees an opportunity for capital growth within foreign markets, the Fund may also invest a portion of its assets in common stock of foreign companies. These non-principal strategies, as well as others, are further discussed below.

U.S. GOVERNMENT SECURITIES
      The Fund may invest in U.S. Government Securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Obligations issued by the U.S. Treasury include Bills, Notes and Bonds ("Treasury Securities") which differ from each other mainly in their interest rates and the length of their maturity at original issue. In this regard, Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities greater than ten years. Such Treasury Securities are backed by the full faith and credit of the U.S. Government. As with all fixed-income securities, various market forces influence the value of such securities. There is an inverse relationship between the market value of such securities and yield. As interest rates rise, the value of the securities falls; conversely, as interest rates fall, the market value of such securities rises.

BOND SECURITIES
      To the extent the Fund invests in bonds, it will be exposed to the risks of bond investing. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines and when interest rates decline, its market value rises. Also, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield. A bond's value can also be affected by changes in the bond's credit quality rating or its issuer's financial condition.

CONVERTIBLE SECURITIES
      To the extent the Fund invests in convertible securities, it will be exposed to the risks of convertible securities. Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, or a combination of the features of these securities. As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the prevailing level of interest rates. As the level of interest rates increases, the market value of convertible securities tends to decline and, conversely, as interest rates decline, the market value of convertible securities tends to increase. The unique investment characteristic of convertible securities (the right to exchange for the issuer's common stock) causes the market value of the convertible securities to increase when the value of the underlying common stock increases. However, because security prices fluctuate, there cannot be an assurance of capital appreciation. Most convertible securities will not reflect as much capital appreciation as their underlying common stocks.

OPTIONS TRANSACTIONS
      The Fund may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or to minimize or hedge against anticipated declines in the value of the Fund's securities. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the option as long as the option is outstanding. All put options written by the Fund are covered, which means that the Fund has deposited with the Trust's custodian cash or liquid securities with a value at least equal to the exercise price of the option. Call and put options written by the Fund may also be covered to the extent that the Fund's liabilities under such options are offset by its rights under call or put options purchased by the Fund (e.g. closing purchase transactions) and call options written by the Fund may also be covered by depositing cash or liquid securities with the Trust's custodian in the same manner as written puts are covered. Some of the more frequently used stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, and NYSE Beta Index. The Fund may also use options on such other indices as may now or in the future be available.

REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements on U.S. Government Securities or other liquid securities to invest cash awaiting investment and/or for temporary defensive purposes. A repurchase agreement involves the purchase by the Fund of liquid securities, usually U.S. Government Securities with the condition that after a stated period of time (usually seven days or less) the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Fund will have to sell the collateral, which action could involve costs or delays. In such case, the Fund's ability to dispose of the collateral to recover such investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the Fund would suffer a loss.

MONEY MARKET INSTRUMENTS
      Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategy by making short term investments in cash equivalents in response to adverse markets, economic or political conditions. This may result in the Fund not reaching its investment objective. The Fund may invest in money market instruments, which include:

(a)     U.S. Treasury Bills;

(b)     U.S. Treasury Notes with maturities of 18 months or less;

(c)     U.S. Government Securities subject to repurchase agreements;

(d) Obligations of domestic branches of U.S. banks (including certificates of deposit and bankers' acceptances with maturities of 18 months or less) which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000 and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation ("FDIC");

(e) Commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody's or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which, at the date of investment, have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's;

(f) Short-term (maturing in one year or less) corporate obligations which, at the date of investment, are rated AA or better by S&P or Aa or better by Moody's; and

(g) Shares of no-load money market mutual funds (subject to the ownership restrictions of the 1940 Act). Investment by the Fund in shares of a money market mutual fund indirectly results in the investor paying not only the advisory fee and related fees charged by the Fund, but also the advisory fees and related fees charged by the Advisor and other entities providing services to the money market mutual fund.


SMALL AND MEDIUM-SIZED COMPANIES
      To the extent the Fund invests in small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
      The Fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause Fund to miss a price or yield considered advantageous.

SECURITIES LENDING
      The Fund may lend portfolio securities up to 50% of the value of its total assets, on a short- or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions that the Advisor has determined are creditworthy under guidelines established by the Fund's Board of Trustees. The Fund must also receive collateral in the form of cash or U.S. government securities equal to at least 100% of the securities loaned at all times.

RESTRICTED AND ILLIQUID SECURITIES
      The Fund may invest in a limited amount of restricted securities. Restricted securities are securities that are thinly traded or whose resale is restricted by federal securities laws. Restricted securities are any securities in which the Fund may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws. The Fund's Board of Trustees has established criteria that allows the Advisor to consider certain restricted securities as liquid.

BORROWING
      The Fund may borrow up to 50% of the value of its total assets as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Interest paid on borrowed funds would decrease the net earnings of that Fund. The Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of the value of the Fund's total assets. The Fund may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing.

REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

WARRANTS
      The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. If the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

REAL ESTATE INVESTMENT TRUSTS
      The Fund may invest in equity or mortgage real estate investment trusts (REITs) that together produce income. A REIT is a managed portfolio of real estate investments. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

OVER-THE-COUNTER OPTIONS
      The Fund may generally purchase over-the-counter options on portfolio securities in negotiated transactions with the writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchase options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Advisor.

INVESTMENTS IN FOREIGN SECURITIES
      The Fund may invest in foreign securities, which may include other investment companies that invest primarily in international securities. The international securities include equity securities of non-U.S. companies and corporate and government fixed-income securities denominated in currencies other than U.S. dollars. The international equity securities may be traded domestically or abroad through various stock exchanges, American Depositary Receipts (ADRs), International Depositary Receipts (IDRs) European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. The international fixed-income securities include ADRs, IDRs, and government securities of other nations and must be rated Baa or better by Moody's or BBB or better by S&P. If the securities are unrated, the Advisor must determine that they are of similar quality to the rated securities before the Fund may invest in them. The Fund does not intend to invest more than 20% of its assets in international securities.

      Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      Other differences between investing in foreign companies and in U.S. companies, depending on the specific security and foreign market, may include:

o       information is less publicly available
o there is a lack of uniform financial accounting standards applicable to foreign companies
o       market quotations are less readily available
o there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks
o       there is generally a lower  foreign  securities  market  volume
o       it is likely that foreign securities may be less liquid or more volatile
o       there are generally  higher foreign  brokerage  commissions
o there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems
o       the mail service between countries may be unreliable
o there are political or financial changes that adversely affect investments in some countries.


FOREIGN CURRENCY TRANSACTIONS
      The Fund may use foreign currency transactions to settle securities transactions. Because foreign securities may be denominated in foreign currencies, changes in foreign currency exchange rates could affect the Fund's net asset value, the value of interest earned, gains and losses realized on the sale of securities, and net investment income and capital gain. If the value of a foreign currency rises against the U.S. dollar, the value of an the Fund's assets denominated in that currency will increase. If the value of the foreign currency declines against the U.S. dollar, the value of the Fund assets denominated in that currency decrease. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

TEMPORARY DEFENSIVE POSITIONS
      The Fund may deviate from its fundamental and non-fundamental investment policies during periods of adverse or abnormal market, economic, political and other circumstances requiring immediate action to protect assets. In such cases, the Fund may invest up to 100% of its assets in U.S. Government Securities and any money market investment described above.

MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES
      The Fund is managed by a Board of Trustees. The Fund's Board of Trustees consists of four individuals, two of whom are not "interested persons" of the Fund as that term is defined in the 1940 Act. The Trustees are fiduciaries of the Fund's shareholders and are governed by the laws of the state of Delaware. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund.

MANAGEMENT INFORMATION
      The names, addresses and principal occupations during the past five years of the Trustees and executive officers of the Fund are as follows:
-----------------------------------------------------------------
                         POSITION
NAME AND ADDRESS   AGE   WITH THE   PRINCIPAL OCCUPATION DURING
                           FUND           LAST FIVE YEARS
-----------------------------------------------------------------
Kit M. Cole,        59  Chairperson CEO and Founder, Kit Cole
M.B.A.*                 and Trustee Investment Advisory
851 Irwin Street                    Services, 1977 - Present.
San Rafael, CA
94901
-----------------------------------------------------------------
Jeff Tappan**       35     Chief    Project Manager and Fixed
851 Irwin Street         Executive  Income Manager, Kit Cole
San Rafael, CA            Officer   Investment Advisory
94901                               Services, 1989 - Present.
-----------------------------------------------------------------
Jamison L.          32     Chief    Chief Operations Officer,
Tappan, M.B.A.*          Financial  Kit Cole Investment
851 Irwin Street         Officer,   Advisory Services, 1998 -
San Rafael, CA           Secretary  Present; Senior Research
94901                   and Trustee Analyst, Westpac Bank
                                    (commercial bank in Sydney,
                                    Australia), 1995 - 1998.
-----------------------------------------------------------------
Lilly Stamets       53 Disinterested Retail Operations Manager,
16 Underhill Road         Trustee    The Academy Store (retail store at
Mill Valley, CA                      the California Academy of Sciences),
94941                                1995-Present; Principal, Premier Consulting
                                     Services (retailer consultants),
                                     1995-Present.
-----------------------------------------------------------------
Deborah J. Magowan  54 Disinterested Chairperson,  San Francisco
2760  Divisidero        Trustee      Fall Antique show, 1996 to
San Francisco, CA                    present; Trustee, The
94123                                Hamlin's School, 1990-1996.
-----------------------------------------------------------------

*This trustee is deemed to be an "interested person" of the Fund by virtue of her affiliation with Kit Cole Advisory Services, Inc. Kit Cole is the CEO and Founder of the Advisor. Jamison L. Tappan is Kit Cole's daughter and is the Chief Operations Officer of the Advisor.

**Jeff Tappan, Chief Executive Officer of the Trust, is Kit Cole's son and is a Project Manager and Fixed Income Portfolio Manager with the Advisor.


COMPENSATION
      For their services as Trustees, the independent or disinterested Trustees will receive compensation consisting of $500 for each meeting attended and will be reimbursed for the expenses of attending such meetings. Neither the Trust nor the Fund pays any fees to the trustees who are considered "interested persons" of the Trust, the Fund or the Advisor, as defined in the 1940 Act. Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses. The table below details the estimated amount of compensation the Trustees may receive from the Trust for the next fiscal year. Presently, none of the executive officers receive compensation from the Fund.

----------------------------------------------------------------------
NAME AND         ESTIMATED    PENSION OR    ESTIMATED     ESTIMATED
POSITION         AGGREGATE    RETIREMENT    ANNUAL        TOTAL
                 COMPENSATION BENEFITS      BENEFITS      COMPENSATION
                 FROM         ACCRUED AS    UPON          FROM TRUST
                 TRUST        PART OF       RETIREMENT    AND FUND
                              TRUST                       COMPLEX PAID
                              EXPENSES                    TO TRUSTEES
----------------------------------------------------------------------
Kit M. Cole,       None        None          None           None
Trustee*

Jeff Tappan,       None        None          None           None
Chief Executive
Officer

Jamison L.         None        None          None           None
Tappan,
Trustee, Chief
Financial
Officer, and
Secretary*

Lilly Stamets,    $4,000       None          None          $4,000
Disinterested
Trustee

Deborah J.        $4,000       None          None          $4,000
Magowan,
Disinterested
Trustee


*This trustee is deemed to be an interested person as defined in the 1940 Act.


CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES
-------------------------------------------------------------------------------

      As of ___________, 2000, which was prior to the public offering of the Fund's shares, Kit Cole Investment Advisory Services, Inc. was the holder of 100% of the Fund's shares, and there were otherwise no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities.

INVESTMENT ADVISOR
-------------------------------------------------------------------------------

      Kit Cole Investment Advisory Services, Inc., a California corporation, is an investment management and financial planning firm that specializes in helping women and families reach their lifetime financial goals through a collaborative, comprehensive and education-oriented approach to investment management. From its headquarters in San Rafael, California, Kit Cole Investment Advisory Services assists clients throughout the country.

      Founded in 1977, Kit Cole Investment Advisory Services offers a well-developed and time-proven investment philosophy, a talented professional staff, and superior client service. Kit Cole Investment Advisory Services is recognized as a leader in providing investment advisory services to women and families. Its philosophy, however, has a very broad-based appeal and, as a result, has a diverse customer base (40% of its current clients are men).

      Kit Cole Investment Advisory Services serves as an investment advisor to the Fund pursuant to an Investment Advisory Agreement dated as of June 29, 2000. This Investment Advisory Agreement is effective for a maximum initial term of two years and will be continued on a year-to-year basis thereafter, provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the trustees of the Trust who are neither parties to the Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Advisor's decisions are made subject to direction of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.

      For the services provided by the Advisor under the Agreement, the Trust, on behalf of the Fund, has agreed to pay to Kit Cole Investment Advisory Services an annual fee of 1.25% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Fund has an Expense Limitation and Reimbursement Agreement with the Advisor, under which the Advisor has agreed to limit the Fund's total annual operating expenses inclusive of advisory and 12b-1 fees to 2.00% of average daily net assets. The Expense Limitation and Reimbursement Agreement allows the Advisor to recapture amounts reimbursed to the Fund and/or fees waived by the Advisor over a three to five-year period if the amounts to be recaptured are approved by the Board of Trustees and can be recaptured without causing the Fund to exceed the applicable expense cap after paying all current expenses. The Expense Limitation and Reimbursement Agreement expires in June 2001 and can be renewed annually by action of a majority of the Board of Trustees (including a majority of the independent members of the Board). Subsidies relating to year one remain eligible for recapture for five years -- i.e., through the end of the sixth fiscal year of the Fund's operations. Subsidies relating to years two and three remain eligible for recapture for four years -- i.e., though the end of the Fund's sixth and seventh fiscal years of operations, respectively. Subsidies relating to year four and later remain eligible for recapture for three years -- i.e., for year four, through the end of the seventh fiscal year of operations; for year five, through the end of the eighth fiscal year of operations, etc.

MORE INFORMATION ABOUT THE ADVISOR
      Kit M. Cole, MBA, Founder and CEO of Kit Cole Investment Advisory Services, has managed marketable securities for over 20 years. Ms. Cole was one of the first women in the country to be hired as a stockbroker at a major brokerage firm. In 1977, she founded Kit Cole Investment Advisory Services (formerly known as Cole Financial Group, Inc.) which specializes in providing investment management and financial counseling to women and families. Ms. Cole also has a broad range of experience in income taxation, banking, estate and personal financial planning. Ms. Cole is also the Chairman/CEO and co-founder of Tamalpais Bank, one of Marin County's most profitable financial institutions and Chairman Emeritus of Novato Community Bank. Ms. Cole also co-founded and served as Chairman of the Board of New Horizons Savings & Loan, which was acquired by Luther Burbank Savings in 1996. Ms. Cole has been active in community affairs. Ms. Cole has served on the Marin Women's Commission both as a Commissioner and as the Chairperson. In 1997, Ms. Cole was inducted to the Marin County Women's Hall of Fame for her achievements in the financial industry. Ms. Cole received her BA in English from California State University, Long Beach with honors and her MBA in Finance from U.C. Berkeley's Haas School of Business.


CODE OF ETHICS
-------------------------------------------------------------------------------

      Both the Trust and the Advisor have adopted Codes of Ethics that govern the conduct of employees of the Trust and Advisor who may have access to information about the Fund's securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other clients of the Advisor; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

FUND ADMINISTRATION
-------------------------------------------------------------------------------

      Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank, N.A., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. Firstar Mutual Fund Services, LLC also will serve as fund accountant and transfer agent under separate agreements.

CUSTODIAN
-------------------------------------------------------------------------------

      The Custodian for the Trust and the Fund is Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. Firstar Bank, N.A., as Custodian, holds all of securities and cash owned by the Fund.

LEGAL COUNSEL
-------------------------------------------------------------------------------

      The Fund's legal counsel is Paul, Hastings, Janofsky & Walker LLP located at 345 California Street, San Francisco, California 94104.

DISTRIBUTOR
-------------------------------------------------------------------------------

      Quasar Distributors, LLC serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of June 29, 2000 (the "Distribution Agreement"). Quasar Distributors, LLC is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

RULE 12B-1 SERVICES PLAN
-------------------------------------------------------------------------------

      The Board of Trustees has adopted a Rule 12b-1 Services Plan on behalf of the Fund, in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to compensate the Advisor as plan disbursement agent for certain activities relating to shareholder servicing and distribution of shares of the Fund to investors and the provision of shareholder services. The maximum amount payable under the Plan is 0.25% of the Fund's average net assets on an annual basis.

      The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.

      The Plan authorizes the use of Fund assets to pay the Advisor, banks, broker/dealers and other institutions that provide distribution assistance and/or shareholder services such as:
|X| printing and distributing prospectuses to persons other than Fund shareholders,
|X| printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, and
|X| furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.

      The Plan requires the Fund to prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

      Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. The Trustees approved the Plan on June 29, 2000.

      The Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

      The Plan may not be amended so as to materially increase the amount of the Rule 12b-1 fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS
-------------------------------------------------------------------------------

      The Advisor is responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Advisor, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission (if any) and considering the state of the market at the time.

      The primary consideration in effecting transactions for the Fund is execution at the most favorable prices. The Advisor has complete freedom as to the markets in and the broker-dealers through or with which (acting on an agency basis or as principal) they seek execution. The Advisor may consider a number of factors in determining which broker-dealers to use for the Fund's transactions. These factors include research services, the reasonableness of commissions, and the quality of services and execution. Fund transactions for the Fund may be effected through the Distributor if the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through the Distributor, the Fund intends to comply with Section 17(e)(1) of the 1940 Act, as amended.

      When consistent with these objectives, business may be placed with broker-dealers, including the Distributor, who furnish investment research and/or services to the Advisor. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Advisor to supplement its own investment research activities and enables the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Advisor, the Advisor may receive a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Advisor believes that most research services obtained by it generally benefit several or all of the accounts that it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed-income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

      The Advisor may also purchase securities from time to time from broker-dealers who are participating as underwriters in a firm commitment underwriting of municipal securities where the Distributor is also a member of the selling syndicate. The Board of Trustees of the Fund has adopted a policy pursuant to Rule 10f-3 under the 1940 Act governing such purchases. The purchase of such municipal securities shall only be made pursuant to the requirements of Rule 10f-3 and the policies adopted by the Board of Trustees of the Fund.

      In determining the commissions to be paid to the Distributor, it is the policy of the Fund that such commissions, will, in the judgment of the Advisor, subject to review by the Board of Trustees, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time, (b) at least as favorable as commissions contemporaneously charged by the Distributor on comparable transactions for its most favored comparable unaffiliated customers, and (c) conform to the requirements of Rule 17e-1 under the 1940 Act. While the Advisor does not deem it practicable and in the best interest of the Fund to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

      In certain instances, there may be securities that are suitable for the Fund as well as for that of one or more of the advisory clients of the Advisor. Investment decisions for the Fund and for such advisory clients are made by the Advisor with a view to achieving the investment objective. It may develop that a particular security is bought or sold for only one client of the Advisor even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients of one of the Advisor when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Advisor to be equitable to each (and may result, in the case of purchases, in allocation of that security only to some of those clients and the purchase of another security for other clients regarded by the Advisor as a satisfactory substitute). It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. At the same time, however, it is believed that the ability of the Fund to participate in volume transactions will sometimes produce better execution prices.


      The Board of Trustees of the Fund has also adopted a policy pursuant to Rule 17a-7 under the 1940 Act that allows certain principal transactions between certain remote affiliates of the Fund and the Fund. Such transactions could include purchases of securities for the Fund from private accounts managed by the Advisor or sales of securities from the Fund to private accounts managed by the Advisor. Such transactions offer the opportunity to eliminate brokerage and/or commission costs to the Fund. These transactions will only be effected in accordance with the provisions of Rule 17a-7 under the 1940 Act and are further restricted by the policies adopted by the Board of Trustees pursuant thereto. Under the policies, the Board must, on a quarterly basis, determine that all transactions effected in reliance on Rule 17a-7 during the preceding quarter were in compliance with the procedures. The Board must also review the procedures as necessary.


PURCHASE OF SHARES
-------------------------------------------------------------------------------

      Orders for shares received by the Trust in good order prior to the close of business on the New York Stock Exchange (the "Exchange") on each day during such periods that the Exchange is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the Exchange. Orders received in good order after the close of the Exchange, or on a day it is not open for trading, are priced at the close of such Exchange on the next day on which it is open for trading at the next determined net asset value per share. No share certificates will be issued unless requested in writing.

REDEMPTION OF SHARES
-------------------------------------------------------------------------------

      The Trust will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth in the "How to Sell Shares" section of the Prospectus. Under the 1940 Act , a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

(b)     when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or
        (c) exist; or

(d)     when  the  Securities  and  Exchange   Commission  by  order  permits  a
        suspension of the right to redemption or a postponement of the date of payment on redemption.

      In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

CORPORATE, PARTNERSHIP, EXECUTOR, TRUSTEE, ADMINISTRATORS, OR GUARDIAN SHAREHOLDERS

      Supporting documents in addition to those listed under "How to Sell Shares" in the Fund's prospectus will be required from executors, administrators, trustees, or if redemption is requested by one other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

REDEMPTION IN-KIND

      The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

PRICING OF SHARES
-------------------------------------------------------------------------------

      The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made by valuing portfolio securities, including open short positions, which are traded on the New York Stock Exchange, American Stock
Exchange and on the NASDAQ National Market System at the last reported sales price on that exchange; by valuing put and call options which are traded on the Chicago Board Options Exchange or any other domestic exchange at the last sale price on such exchange; by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.

      The Advisor reserves the right to value securities, including options, at prices other than last-sale prices when such last-sale prices are believed unrepresentative of fair market value as determined in good faith by the Advisor.

      The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      In valuing the Fund's assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on such exchange on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. If no bid price is quoted on such exchange on such day, then the security is valued by such method as the Advisor under the supervision of the Board of Trustees determines in good faith to reflect its fair value. Readily marketable securities traded only in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recent bid price. If no bid price is quoted on such day, then the security is valued by such method as the Advisor under the supervision of the Board of Trustees determines in good faith to reflect its fair value. All other assets of the Fund, including restricted securities and securities that are not readily marketable, are valued in such manner as the Advisor under the supervision of the Board of Trustees in good faith deems appropriate to reflect their fair value.

      Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board of Trustees, although the actual calculation may be done by others.


TAX STATUS
-------------------------------------------------------------------------------

      The Fund will qualify and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, the Fund must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts. The Code also requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which the Fund could buy or sell futures contracts and options may be limited by this requirement.

      The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end. The required distributions are based only on the taxable income of a regulated investment company.

      By law, the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax ("backup withholding") from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to backup withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to backup withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

CALCULATIONS OF PERFORMANCE DATA
-------------------------------------------------------------------------------

      Average annual total return is the average annual compounded rate of return for periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                                 P(1 + T)n = ERV

      Where:

T     = average annual total return

P     = a hypothetical initial investment of $1,000

n     = number of years

ERV   = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

      The Fund's performance will vary from time to time and your shares, when redeemed, may be worth more or less than their original cost. You should not consider past results as representative of future performance. Factors affecting the Fund's performance include, among other things, general market conditions, the composition of the Fund's portfolio, and operating expenses. In reporting performance, the Fund makes no adjustment for taxes payable by shareholders on reinvested income dividends and capital gains distributions.

      The Fund may also advertise comparative performance information obtained from industry or financial publications. The Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. From time to time, articles about the Fund regarding its performance or ranking may appear in national publications. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. Reference to or reprints of such articles may be used in the Fund's promotional literature.

COMPARISONS

      LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

      MORNINGSTAR, INC. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

      INDEPENDENT SOURCES. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World
Report,  The  Wall  Street  Journal,   Barron's  and  a  variety  of  investment
newsletters.

      INDICES. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

      HISTORICAL ASSET CLASS RETURNS. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

      Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, serves as the Fund's independent accountants. Their services include examination of the Fund's financial statements.

FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The Stockholders and Board of Trustees of the Kit Cole Strategic Growth
Fund:

We have audited the accompanying statement of assets and liabilities of The Kit Cole Strategic Growth Fund (the "Fund") as of September 27, 2000, and the statement of operations for the period March 27, 2000 (inception) through September 27, 2000. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above present fairly, in all material respects, the net assets of the Fund as of September 27, 2000, and the results of its operations for the period from inception (March 27, 2000) to September 27, 2000, in conformity with accounting principles generally accepted in the United States.


/s/ Arthur Andersen LLP
ARTHUR ANDERSEN LLP


Milwaukee, Wisconsin
September 28, 2000



          KIT COLE STRATEGIC GROWTH FUND
        Statement of Assets and Liabilities
                September 27, 2000
ASSETS
Cash                                       $100,000
Receivable from Adviser                      80,743
Prepaid Expenses                              5,726
                                           ---------
Total Assets                                186,469
                                           ---------

LIABILITIES
Payable to Adviser                           86,469
                                           ---------
Total Liabilities                            86,469
                                           ---------

NET ASSETS                                 $100,000
                                           =========

Capital Shares outstanding,  no
par value;
unlimited number of shares
authorized                                   10,000
                                           =========

Net asset value, offering and
redemption
price per share (net assets/shares
outstanding)                                 $10.00
                                           =========

See accompanying notes to the financial statements.




           KIT COLE STRATEGIC GROWTH FUND
              Statement of Operations
  For the Period March 27,2000 (Inception) through
                 September 27, 2000

EXPENSES:
Organization expenses                         $80,743
Less: Expenses reimbursed by Adviser          (80,743)
                                             --------
Change in net assets                           $   0
                                             ========

 See accompanying notes to the financial statements.



                         Kit Cole Strategic Growth Fund
                        Notes to the Financial Statements

                            As of September 27, 2000

1.    Organization

The Kit Cole Investment Trust (the "Trust") was organized as a Delaware business trust on March 27, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized is the Kit Cole Strategic Growth Fund (the "Fund"). The Fund has had no operations other than those related to organizational matters, including the sale of 10,000 shares of the Fund for cash in the amount of $100,000 to the initial investors through September 27, 2000. The fiscal year end of the Fund is June 30.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

(a)   Investment Valuation

Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the latest bid price. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ and falls within the latest bid and asked quotations is valued at that price. All other securities traded in the over-the-counter market are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Securities that are traded in both the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities for which quotations are not readily available will be valued at their fair market value as determined by the Board of Trustees.

(b)   Organization and Prepaid Initial Registration Expense

Expenses incurred by the Trust in connection with the organization and initial public offering are expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery (see Note 3). Prepaid initial registration expenses are deferred and amortized over the period benefited.

(c)   Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

(d)   Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)   Distribution to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements, which may differ from generally accepted accounting principles.

(f)   Expenses

A shareholder may pay both transaction and operating fees and expenses when buying and holding shares of the Fund. Shareholder transaction expenses are fees paid directly from an investment in the Fund. Annual fund operating expenses are expenses that are deducted from Fund assets, such as advisory and distribution fees.

3.    Investment Adviser

The Trust has an Investment Advisory Agreement (the "Agreement") with Kit Cole Investment Advisory Services (the "Adviser"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.25% of the Fund's average daily assets.

The Adviser has agreed to waive, through June 30, 2001, its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 2.00% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the expense limitation cap of 2.00%, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of five years from the date such amount was waived or reimbursed.

4.    Capital Stock

The Trust is authorized to issue an unlimited number of shares, with no par value.

5.    Distribution Plan

The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund will pay distribution fees to Kit Cole Investment Advisory Services at an annual rate of up to 0.25% of the average daily net assets of the Fund. Payments under the distribution plan shall be used to compensate persons who provide support services in connection with the distribution of the Fund's shares and servicing of the Fund's shareholders.



                           KIT COLE INVESTMENT TRUST
                                     PART C
                                OTHER INFORMATION

Item 23.  EXHIBITS

(a)      Declaration of Trust
          (i)      Certificate of Trust (1)
          (ii)     Agreement and Declaration of Trust (1)
(b)      Bylaws (1)
(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreements and Declaration of Trust and Bylaws
(d)      Advisory Agreement (2)
(e)      Underwriting Agreement (2)
(f)      Bonus or Profit Sharing Contracts - Not applicable
(g)      Custody Agreement (2)
(h)      Other Material Contracts
          (i)      Administration Agreement (2)
          (ii)     Transfer Agent Servicing Agreement(2)
          (iii)    Fund Accounting Services Agreement (2)
          (iv)     Expense Waiver and Reimbursement Agreement (2)
(i)      Opinion and Consent of Counsel-- Filed herewith
(j)      Other Consents
          (i)       Consent of Independent Public Accountants-- Filed herewith
          (ii)      Power of Attorney--Filed herewith
(k)      Omitted Financial Statements - Not applicable
(l)      Agreement Relating to Initial Capital (2)
(m)      Rule 12b-1 Plan (2)
(n)      Rule 18f-3 Plan - Not applicable
(o)      Reserved
(p)      Code of Ethics - Filed herewith

(1) Incorporated by reference to registrant's initial registration statement filed April 5, 2000.
(2) Incorporated by reference to registrant's Pre-Effective Amendment No. 1 filed June 27, 2000.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  INDEMNIFICATION.

         Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust.

         Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          (a)  Inapplicable

          (b)  Inapplicable

Item 27.  PRINCIPAL UNDERWRITERS.

          (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as principal underwriter for other open-end investment companies not yet under registration as of the date of filing.

          (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

NAME AND PRINCIPAL             POSITION AND OFFICES WITH QUASAR         POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               DISTRIBUTORS, LLC                        REGISTRANT
------------------------------ ---------------------------------------- ------------------------------
James R. Schoenike             President, Board Member                  None
------------------------------ ---------------------------------------- ------------------------------
Donna J. Berth                 Treasurer                                None
------------------------------ ---------------------------------------- ------------------------------
James J. Barresi               Secretary                                None
------------------------------ ---------------------------------------- ------------------------------
Joe Redwine                    Board Member                             None
------------------------------ ---------------------------------------- ------------------------------
Bob Kern                       Board Member                             None
------------------------------ ---------------------------------------- ------------------------------
Paul Rock                      Board Member                             None
------------------------------ ---------------------------------------- ------------------------------
Jennie Carlson                 Board Member                             None
------------------------------ ---------------------------------------- ------------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

         (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund

                                             (2)                 (3)
                                       NET UNDERWRITING    COMPENSATION ON         (4)              (5)
                (1)                     DISCOUNTS AND      REDEMPTION AND       BROKERAGE          OTHER
   NAME OF PRINCIPAL UNDERWRITER          COMMISSION         REPURCHASES       COMMISSIONS      COMPENSATION
------------------------------------- ------------------- ------------------ ---------------- -----------------
Quasar Distributors, LLC                      None                None               None             None
------------------------------------- ------------------- ------------------ ---------------- -----------------


Item 28.  LOCATION OF ACCOUNTS AND RECORDS.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

------------------------------------------ ---------------------------------
Records Relating to:                       Are located at:
------------------------------------------ ---------------------------------
Registrant's fund accountant,              Firstar Mutual Fund Services, LLC
administratorand transfer agent            615 East Michigan Street
                                           Milwaukee, WI  53202
------------------------------------------ ---------------------------------
Registrant's custodian                     Firstar Bank, N.A.
                                           425 Walnut Street
                                           Cincinnati, OH  45202
------------------------------------------ ---------------------------------
Registrant's investment adviser            Kit Cole Investment Advisory
                                           Services
                                           851 Irwin Street
                                           San Rafael, CA  94901
------------------------------------------ ---------------------------------


Item 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A AND B.

          Inapplicable

Item 30.  UNDERTAKINGS.

          The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.



SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of San Rafael and the State of California on the 29th day of September, 2000.

                            KIT COLE INVESTMENT TRUST

                                        BY:/S/ JEFF TAPPAN
                                        ---------------------
                                       Jeff Tappan, President

     Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following persons in the capacities and on 29th day of September, 2000.

SIGNATURE                               TITLE

*/S/ KIT COLE                            Chairperson and Trustee
----------------
Kit Cole

*/S/ JAMISON TAPPAN                      Treasurer, Secretary and Trustee
-----------------
Jamison Tappan

*/S/ LILLY STAMETS                       Trustee
-----------------
Lilly Stamets

*/S/ DEBORAH J.MAGOWAN                   Trustee
------------------
Deborah J. Magowan

*By /S/ JEFF TAPPAN
    ---------------
    Jeff Tappan
   Attorney in fact
   pursuant to Power
   of Attorney filed
   herewith.